Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities	CAD 6,020	CAD 5,774
Debt securities	72,619	71,887
Cash, cash equivalents and short-term securities	8,890	8,642
Investment properties	7,067	6,592
Other assets	4,408	5,109
Total assets	269,112	258,238
Less: Liabilities arising from investing activities	246,141	235,870
Total investments for account of segregated fund holders	106,392	97,167
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	91,637	83,625
Equity securities	10,799	9,739
Debt securities	3,517	3,247
Cash, cash equivalents and short-term securities	457	460
Investment properties	374	373
Mortgages	20	28
Other assets	147	120
Total assets	106,951	97,592
Investment for account of segregated fund holders, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	CAD 559	CAD 425